Commitments - Summary of contractual obligations (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Leases	$ 14,953
Purchase obligations	47,614
Totals	62,567
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Leases	11,676
Purchase obligations	722
Totals	12,398
Later than three years and not later than four years [member]
Disclosure of contingent liabilities [line items]
Leases	10,688
Purchase obligations	100
Totals	10,788
Later than four years and not later than five years [member]
Disclosure of contingent liabilities [line items]
Leases	60,958
Purchase obligations	152
Totals	$ 61,110